Document and Entity Information	Sep. 23, 2024
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2024
Entity Registrant Name	SEAPORT ENTERTAINMENT GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42113
Entity Tax Identification Number	99-0947924
Entity Address, Address Line One	199 Water Street, 28th Floor
Entity Address, Postal Zip Code	10038
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	732-8257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002009684
Amendment Flag	false
Common stock, par value $0.01 per share
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SEG
Security Exchange Name	NYSEAMER
Rights to purchase Common Stock, par value $0.01 per share
Entity Listings [Line Items]
Title of 12(b) Security	Rights to purchase Common Stock, par value $0.01 per share
Trading Symbol	SEG RT
Security Exchange Name	NYSEAMER